Segment analysis (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of geographical areas
An analysis of segment revenue from external customers is as follows:

	2021	2020	2019
	$m	$m	$m
USA	21,478	18,857	18,358
Canada and Central Europe	1,314	1,083	1,371
Revenue from external customers	22,792	19,940	19,729
There is no revenue from inter-segment transactions.
An additional disaggregation of revenue by end market is as follows:

	2021	2020	2019
	$m	$m	$m
Residential	11,990	10,087	9,599
Commercial	6,661	6,116	6,054
Civil/Infrastructure	1,506	1,315	1,212
Industrial	1,321	1,339	1,493
USA	21,478	18,857	18,358
Canada and Central Europe	1,314	1,083	1,371
Continuing operations	22,792	19,940	19,729
Geographical information on non-current assets is set out in the table below. Non-current assets includes goodwill, other intangible assets, right of use assets, property, plant and equipment and interests in associates.

	2021	2020
	$m	$m
USA	4,242	4,134
Canada	263	255
UK	3	357
Group	4,508	4,746

	2021
	Additions to goodwill	Additions to other acquired intangible assets and interests in associates	Additions to non-acquired intangible assets	Additions to right of use assets	Additions to property, plant and equipment
	$m	$m	$m	$m	$m
USA	80	164	66	84	165
Canada	—	—	4	8	5
Total reportable segments	80	164	70	92	170
Discontinued operations	—	—	2	2	4
Group	80	164	72	94	174

	2020
	Additions to goodwill	Additions to other acquired intangible assets and interests in associates	Additions to non-acquired intangible assets	Additions to right of use assets	Additions to property, plant and equipment
	$m	$m	$m	$m	$m
USA	66	107	79	86	199
Canada	—	—	3	10	2
Total reportable segments	66	107	82	96	201
Discontinued operations	12	31	5	19	13
Group	78	138	87	115	214

	2021
	Impairment of goodwill, other acquired intangible assets and interests in associates	Amortization of other acquired intangible assets	Amortization and impairment of non-acquired intangible assets	Depreciation and impairment of right of use assets	Depreciation and impairment of property, plant and equipment
	$m	$m	$m	$m	$m
USA	—	131	34	224	123
Canada	—	—	2	16	7
Total reportable segments	—	131	36	240	130
Central and other costs	—	—	1	1	—
Discontinued operations	—	3	2	13	6
Group	—	134	39	254	136

	2020
	Impairment of goodwill, other acquired intangible assets and interests in associates	Amortization of other acquired intangible assets	Amortization and impairment of non-acquired intangible assets	Depreciation and impairment of right of use assets	Depreciation and impairment of property, plant and equipment
	$m	$m	$m	$m	$m
USA	—	113	26	226	131
Canada	—	1	2	14	7
Total reportable segments	—	114	28	240	138
Central and other costs	22	—	1	1	1
Discontinued operations	—	16	6	37	20
Group	22	130	35	278	159

Disclosure of disaggregation of revenue by end market
An additional disaggregation of revenue by end market is as follows:

	2021	2020	2019
	$m	$m	$m
Residential	11,990	10,087	9,599
Commercial	6,661	6,116	6,054
Civil/Infrastructure	1,506	1,315	1,212
Industrial	1,321	1,339	1,493
USA	21,478	18,857	18,358
Canada and Central Europe	1,314	1,083	1,371
Continuing operations	22,792	19,940	19,729

Disclosure of operating segments	An analysis of underlying trading profit by reportable segment and the reconciliation between underlying trading profit by reportable segment and profit before tax is as follows:

	2021	2020	2019
	$m	$m	$m
Underlying trading profit
USA	2,073	1,587	1,508
Canada and Central Europe	76	43	76
Reconciliation of underlying trading profit to profit before tax
Total reportable segments results	2,149	1,630	1,584
Central and other costs	(50)	(38)	(45)
Gain on disposal of businesses	—	—	38
Business restructuring(1)	11	(72)	(79)
Corporate restructuring(2)	(22)	(25)	—
Pension plan changes/closure(3)	—	—	(9)
Amortization of acquired intangible assets	(131)	(114)	(110)
Net finance costs	(144)	(140)	(74)
Share of profit/(loss) after tax of associates	1	(2)	2
Gain on disposal of interests in associates and other investments	—	7	3
Impairment of interests in associates	—	(22)	(9)
Impact of leases	77	68	—
Profit before tax(4)	1,891	1,292	1,301

(1)For the year ended July 31, 2021, business restructuring reflects the release of provisions in connection with previously anticipated COVID-19 cost actions recorded in fiscal 2020. For the year ended July 31, 2020, business restructuring principally comprised costs incurred in the USA and Canada in respect of cost actions taken to ensure the business is appropriately sized for the post COVID-19 operating environment. For the year ended July 31, 2019, business restructuring comprised costs incurred in the USA and Canada in respect of their business transformation strategies and costs relating to the change in the Group corporate headquarters.
(2)For the years ended July 31, 2021 and 2020, corporate restructuring costs related to the Group’s listing in the USA.
(3)For the year ended July 31, 2019, pension plan changes/closure relate to the defined benefit pension plan in the UK.
(4)From continuing operations.
Other information on assets and liabilities by segment is set out in the following tables:

	2021			2020
	Segment assets	Segment liabilities	Segment net assets/ (liabilities)	Segment assets	Segment liabilities	Segment net assets/ (liabilities)
	$m	$m	$m	$m	$m	$m
USA	10,959	(5,205)	5,754	9,338	(4,402)	4,936
Canada	722	(328)	394	603	(315)	288
Total reportable segments	11,681	(5,533)	6,148	9,941	(4,717)	5,224
Central and other costs	140	(119)	21	49	(159)	(110)
Discontinued operations	1	(9)	(8)	1,096	(724)	372
Tax assets/(liabilities)	307	(303)	4	216	(319)	(103)
Derivative financial assets/(liabilities)	21	—	21	39	—	39
Cash and cash equivalents	1,335	—	1,335	2,115	—	2,115
Borrowings	—	(2,711)	(2,711)	—	(3,166)	(3,166)
Group assets/(liabilities)	13,485	(8,675)	4,810	13,456	(9,085)	4,371
Geographical information on non-current assets is set out in the table below. Non-current assets includes goodwill, other intangible assets, right of use assets, property, plant and equipment and interests in associates.

	2021	2020
	$m	$m
USA	4,242	4,134
Canada	263	255
UK	3	357
Group	4,508	4,746

	2021
	Additions to goodwill	Additions to other acquired intangible assets and interests in associates	Additions to non-acquired intangible assets	Additions to right of use assets	Additions to property, plant and equipment
	$m	$m	$m	$m	$m
USA	80	164	66	84	165
Canada	—	—	4	8	5
Total reportable segments	80	164	70	92	170
Discontinued operations	—	—	2	2	4
Group	80	164	72	94	174

	2020
	Additions to goodwill	Additions to other acquired intangible assets and interests in associates	Additions to non-acquired intangible assets	Additions to right of use assets	Additions to property, plant and equipment
	$m	$m	$m	$m	$m
USA	66	107	79	86	199
Canada	—	—	3	10	2
Total reportable segments	66	107	82	96	201
Discontinued operations	12	31	5	19	13
Group	78	138	87	115	214

	2021
	Impairment of goodwill, other acquired intangible assets and interests in associates	Amortization of other acquired intangible assets	Amortization and impairment of non-acquired intangible assets	Depreciation and impairment of right of use assets	Depreciation and impairment of property, plant and equipment
	$m	$m	$m	$m	$m
USA	—	131	34	224	123
Canada	—	—	2	16	7
Total reportable segments	—	131	36	240	130
Central and other costs	—	—	1	1	—
Discontinued operations	—	3	2	13	6
Group	—	134	39	254	136

	2020
	Impairment of goodwill, other acquired intangible assets and interests in associates	Amortization of other acquired intangible assets	Amortization and impairment of non-acquired intangible assets	Depreciation and impairment of right of use assets	Depreciation and impairment of property, plant and equipment
	$m	$m	$m	$m	$m
USA	—	113	26	226	131
Canada	—	1	2	14	7
Total reportable segments	—	114	28	240	138
Central and other costs	22	—	1	1	1
Discontinued operations	—	16	6	37	20
Group	22	130	35	278	159